BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2017
BORROWINGS
Schedule of bank borrowings

	At December 31, 2016	At December 31, 2017
	$	$
Bank borrowings	1,960,893	2,043,974

Analysis as:
Short-term	902,348	829,035
Long-term, current portion	675,857	860,954

Subtotal for short-term	1,578,205	1,689,989
Long-term, non-current portion	382,688	353,985

Borrowings from non-banking institutions	132,595	318,122

Analysis as:
Short-term	—	270
Long-term, current portion	21,828	267,496

Subtotal for short-term	21,828	267,766
Long-term, non-current portion	110,767	50,356

Total	2,093,488	2,362,096

Schedule of the Company's short-term borrowings

	At December 31, 2016	At December 31, 2017
	$	$
Bank borrowings
Short-term bank borrowings secured by restricted cash	266,685	267,507
Short-term bank borrowings secured by inventories	46,408	7,652
Short-term bank borrowings secured by prepaid land use rights and property, plant and equipment	211,263	248,502
Short-term bank borrowings secured by project assets and solar power systems	82,079	2,700
Unsecured short-term borrowings	295,913	302,674
Long-term borrowings due within one year
Long-term borrowings due within one year secured by prepaid land use rights and property, plant and equipment	16,919	8,313
Long-term borrowings due within one year secured by project assets and solar power systems	630,696	690,283
Long-term bank borrowings due within one year secured by equity	18,765	151,000
Unsecured long-term borrowings due within one year	9,477	11,358

	1,578,205	1,689,989
Borrowings from non-banking institutions
Short-term borrowings secured by project assets	—	270
Long-term borrowings due within one year secured by project assets	2,640	205,873
Unsecured long-term borrowings due within one year	19,188	61,623

	21,828	267,766

Total	1,600,033	1,957,755

Schedule of the Company's long-term borrowings

	At December 31, 2016	At December 31, 2017
	$	$
Bank borrowings
Unsecured long-term bank borrowings	—	87,852
Long-term bank borrowings secured by project assets and solar power systems	27,100	24,640
Long-term bank borrowings secured by property, plant and equipment	15,588	83,329
Long-term bank borrowings secured by equity	340,000	150,000
Long-term borrowings secured by inventory	—	8,164

	382,688	353,985
Borrowings from non-banking institutions
Long-term borrowings secured by project assets and solar power systems	49,767	—
Unsecured long-term borrowings	61,000	50,356

	110,767	50,356

Total	493,455	404,341

Schedule of future principal repayments on the long-term borrowings

2018	1,128,450
2019	332,956
2020	42,775
2021	12,873
2022	5,637
Thereafter	10,100

Total	1,532,791
Less: future principal repayment related to long-term borrowings, current portion	(1,128,450)

Total long-term portion	$404,341

Schedule of interest incurred

	Years Ended December 31
	2015	2016	2017
	$	$	$
Interest capitalized—project assets	102	47,881	13,274
Interest capitalized—solar power systems	23,328	3,113	—
Interest capitalized—property, plant and equipment	912	819	1,010
Interest expense	54,148	69,723	117,971

Total interest incurred	78,490	121,536	132,255